DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 1) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Foreign Exchange Contract [Member] | Deferred Taxes And Other Current Assets [Member] | Nondesignated [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	$ 20	$ 20
Foreign Exchange Contract [Member] | Accounts Payable [Member] | Nondesignated [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	(38)	(29)
Interest Rate Swap [Member] | Long Term Investments And Receivables [Member] | Designated As Hedging Instrument [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	11	4
Interest Rate Swap [Member] | Senior Notes And Loans [Member] | Designated As Hedging Instrument [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	$ (83)	$ (109)